Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

	June 30, 2023	December 31, 2022

Accounts payable and accrued liabilities	$316,511	$289,955
Credit cards payable	21,520	6,072
Accrued interest	173,170	28,111
Accounts payable and accrued liabilities	$511,202	$324,138